Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

 I.          FEES AND EXPENSES CHANGES FOR THE TARGET DATE FUNDS

Effective September 30, 2018, the fees and expenses for the Target Date Funds are restated.

Under the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.06%	0.29%
Acquired fund fees and expenses(1)	0.46%	0.46%
Total annual Fund operating expenses	0.62%	0.85%
Fee waiver(2)	(0.12)%	(0.10)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$186	$ 261
5 Years	$334	$ 462
10 Years	$763	$1,040

Under the heading “Fees and Expenses” for the MyDestination 2025 Fund, on page 11, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.04%	0.28%
Acquired fund fees and expenses(1)	0.45%	0.45%
Total annual Fund operating expenses	0.59%	0.83%
Fee waiver(2)	(0.09)%	(0.08)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2025 Fund, on page 11, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$180	$ 257
5 Years	$320	$ 453
10 Years	$729	$1,018

Under the heading “Fees and Expenses” for the MyDestination 2035 Fund, on page 18, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.05%	0.29%
Acquired fund fees and expenses(1)	0.41%	0.41%
Total annual Fund operating expenses	0.56%	0.80%
Fee waiver(2)	(0.06)%	(0.05)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2035 Fund, on page 18, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$173	$250
5 Years	$307	$439
10 Years	$696	$985

Under the heading “Fees and Expenses” for the MyDestination 2045 Fund, on page 25, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.06%	0.30%
Acquired fund fees and expenses(1)	0.40%	0.40%
Total annual Fund operating expenses	0.56%	0.80%
Fee waiver(2)	(0.06)%	(0.05)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2045 Fund, on page 25, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$173	$250
5 Years	$307	$439
10 Years	$696	$985

Under the heading “Fees and Expenses” for the MyDestination 2055 Fund, on page 32, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.23%	0.45%
Acquired fund fees and expenses(1)	0.40%	0.40%
Total annual Fund operating expenses	0.73%	0.95%
Fee waiver(2)	(0.23)%	(0.20)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2055 Fund, on page 32, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$210	$ 283
5 Years	$383	$ 506
10 Years	$885	$1,148

II.           PRINCIPAL INVESTMENT RISK CHANGES TO THE
DEFENSIVE MARKET STRATEGIES FUND

Under the heading “Principal Investment Risks,” beginning on page 97, the following disclosure is added in alphabetical order.

●
Volatility Risk: The Fund may be unsuccessful in maintaining a portfolio of investments that minimize volatility, and there is a risk that the Fund may experience more than minimal volatility. Securities held by the Fund are subject to price volatility and the prices may not be any less, and may be more, volatile than the market as a whole. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

IV.        PRINCIPAL INVESTMENT RISK CHANGES TO THE
SMALL CAP EQUITY FUND

Under the heading “Principal Investments Risks,” beginning on page 123, the following disclosure is added in alphabetical order.

●
Quantitative Strategy Risk: Quantitative inputs and models use historical company, economic or industry data to evaluate prospective investments or to generate forecasts. Investments selected using quantitative methods may perform differently than analysis of their historical trends would suggest and may perform differently from the market as a whole. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.

V.        FEES AND EXPENSES CHANGES FOR THE
INTERNATIONAL EQUITY INDEX FUND

Effective September 30, 2018, the fees and expenses for the International Equity Index Fund are restated.

Under the heading “Fees and Expenses”, on page 127, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fee	0.12%
Other expenses	0.23%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waiver(1)	(0.14)%
Total annual Fund operating expenses (after fee waiver)	0.22%
(1)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.22% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the waiver or reimbursement was originally incurred, or the Fund’s expense limitation at the time of the repayment, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses”, on page 127, the Expense Example table is deleted in its entirety and replaced with the following:

Institutional Class
1 Year	$ 23
3 Years	$102
5 Years	$188
10 Years	$442

MyDestination 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

 I.          FEES AND EXPENSES CHANGES FOR THE TARGET DATE FUNDS

Effective September 30, 2018, the fees and expenses for the Target Date Funds are restated.

Under the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.06%	0.29%
Acquired fund fees and expenses(1)	0.46%	0.46%
Total annual Fund operating expenses	0.62%	0.85%
Fee waiver(2)	(0.12)%	(0.10)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$186	$ 261
5 Years	$334	$ 462
10 Years	$763	$1,040

MyDestination 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

 I.          FEES AND EXPENSES CHANGES FOR THE TARGET DATE FUNDS

Effective September 30, 2018, the fees and expenses for the Target Date Funds are restated.

Under the heading “Fees and Expenses” for the MyDestination 2025 Fund, on page 11, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.04%	0.28%
Acquired fund fees and expenses(1)	0.45%	0.45%
Total annual Fund operating expenses	0.59%	0.83%
Fee waiver(2)	(0.09)%	(0.08)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2025 Fund, on page 11, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$180	$ 257
5 Years	$320	$ 453
10 Years	$729	$1,018

MyDestination 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

 I.          FEES AND EXPENSES CHANGES FOR THE TARGET DATE FUNDS

Effective September 30, 2018, the fees and expenses for the Target Date Funds are restated.

Under the heading “Fees and Expenses” for the MyDestination 2035 Fund, on page 18, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.05%	0.29%
Acquired fund fees and expenses(1)	0.41%	0.41%
Total annual Fund operating expenses	0.56%	0.80%
Fee waiver(2)	(0.06)%	(0.05)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2035 Fund, on page 18, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$173	$250
5 Years	$307	$439
10 Years	$696	$985

MyDestination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

 I.          FEES AND EXPENSES CHANGES FOR THE TARGET DATE FUNDS

Effective September 30, 2018, the fees and expenses for the Target Date Funds are restated.

Under the heading “Fees and Expenses” for the MyDestination 2045 Fund, on page 25, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.06%	0.30%
Acquired fund fees and expenses(1)	0.40%	0.40%
Total annual Fund operating expenses	0.56%	0.80%
Fee waiver(2)	(0.06)%	(0.05)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2045 Fund, on page 25, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$173	$250
5 Years	$307	$439
10 Years	$696	$985

MyDestination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

 I.          FEES AND EXPENSES CHANGES FOR THE TARGET DATE FUNDS

Effective September 30, 2018, the fees and expenses for the Target Date Funds are restated.

Under the heading “Fees and Expenses” for the MyDestination 2055 Fund, on page 32, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.23%	0.45%
Acquired fund fees and expenses(1)	0.40%	0.40%
Total annual Fund operating expenses	0.73%	0.95%
Fee waiver(2)	(0.23)%	(0.20)%
Total annual Fund operating expenses (after fee waiver)	0.50%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.

(2)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class and 0.75% for the Investor Class (excluding extraordinary expenses). This contractual waiver and reimbursement applies to Fund operating expenses and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the expenses were incurred or waived or during the year in which the repayment would be made, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the MyDestination 2055 Fund, on page 32, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 51	$ 77
3 Years	$210	$ 283
5 Years	$383	$ 506
10 Years	$885	$1,148

Defensive Market Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock
GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.           PRINCIPAL INVESTMENT RISK CHANGES TO THE
DEFENSIVE MARKET STRATEGIES FUND

Under the heading “Principal Investment Risks,” beginning on page 97, the following disclosure is added in alphabetical order.

●
Volatility Risk: The Fund may be unsuccessful in maintaining a portfolio of investments that minimize volatility, and there is a risk that the Fund may experience more than minimal volatility. Securities held by the Fund are subject to price volatility and the prices may not be any less, and may be more, volatile than the market as a whole. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

IV.        PRINCIPAL INVESTMENT RISK CHANGES TO THE
SMALL CAP EQUITY FUND

Under the heading “Principal Investments Risks,” beginning on page 123, the following disclosure is added in alphabetical order.

●
Quantitative Strategy Risk: Quantitative inputs and models use historical company, economic or industry data to evaluate prospective investments or to generate forecasts. Investments selected using quantitative methods may perform differently than analysis of their historical trends would suggest and may perform differently from the market as a whole. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.

International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 17, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

V.        FEES AND EXPENSES CHANGES FOR THE
INTERNATIONAL EQUITY INDEX FUND

Effective September 30, 2018, the fees and expenses for the International Equity Index Fund are restated.

Under the heading “Fees and Expenses”, on page 127, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fee	0.12%
Other expenses	0.23%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waiver(1)	(0.14)%
Total annual Fund operating expenses (after fee waiver)	0.22%
(1)
The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.22% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2020. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the waiver or reimbursement was originally incurred, or the Fund’s expense limitation at the time of the repayment, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses”, on page 127, the Expense Example table is deleted in its entirety and replaced with the following:

Institutional Class
1 Year	$ 23
3 Years	$102
5 Years	$188
10 Years	$442